Cover	Apr. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2026
Entity File Number	001-39116
Entity Registrant Name	KATAPULT HOLDINGS, INC.
Entity Central Index Key	0001785424
Entity Tax Identification Number	84-2704291
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5360 Legacy Drive
Entity Address, Address Line Two	Building 2
Entity Address, Address Line Three	Suite 135
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	833
Local Phone Number	528-2785
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	KPLT
Security Exchange Name	NASDAQ
Redeemable Warrants
Title of 12(b) Security	Redeemable Warrants
Trading Symbol	KPLTW
Security Exchange Name	NASDAQ